Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
The Meet Kevin Pricing Power ETF
Shareholder Report [Line Items]
Fund Name	The Meet Kevin Pricing Power ETF
Class Name	The Meet Kevin Pricing Power ETF
Trading Symbol	PP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Meet Kevin Pricing Power ETF (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.mketf.com. You can also request this information by contacting us at (833) 743‑0080 or by writing to the The Meet Kevin Pricing Power ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 743‑0080
Additional Information Website	www.mketf.com
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Meet Kevin Pricing Power ETF	$86	0.75%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund returned a positive 30.33% return. The Fund experienced success towards the beginning of the year as the stock market continued to rise, particularly in the innovation and technology sectors where the Fund focused.

What Factors Influenced Performance?

As the year continued, there began to develop macroeconomic indicators, such as jobs data reports and responses by the federal reserve, that caused management some concerns of a potential downturn in the market. Management has continued to monitor the ongoing data accordingly. In response to this shift, management moved the Fund temporarily towards cash-based investment vehicles along with traditionally value-focused stocks in order to protect Fund assets from a potential sudden downturn based on these macroeconomic indicators.

Positioning of the Fund

As the data has continued to develop towards the second half of the year, along with the resolution of some uncertainty in the markets from the 2024 presidential election, management has begun re-investing the Fund into innovation, technology, and energy companies that it believes have the highest pricing power potential to capitalize on over the coming months as we head into 2025. Given the shift with the upcoming presidential administration, the Fund now stands ready to continue investing further into those companies it deems poised with pricing power that will benefit the most from future policies and regulation that will be established over the coming years.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended October 31, 2024	1 Year	Since Inception (11/28/2022)
The Meet Kevin Power Pricing ETF - at NAV	30.33%	16.74%
S&P 500® Total Return Index	38.02%	22.71%

Performance Inception Date	Nov. 28, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 36,955,000
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 303,603
Investment Company, Portfolio Turnover	289.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size (Thousands)	$36,955
Number of Holdings	11
Total Advisory Fee Paid	$303,603
Annual Portfolio Turnover	289%

Holdings [Text Block]	Sector Breakdown (% of net assets)
Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
Rocket Cos., Inc. - Class A	9.9
McDonald's Corp.	7.8
iShares Gold Trust	6.0
Ubiquiti, Inc.	5.9
Direxion Daily 20 Year Plus Treasury Bull 3x Shares	5.0
Redfin Corp.	5.0
Yelp, Inc.	4.9
ProShares Short Bitcoin ETF	4.4
UWM Holdings Corp.	3.9
Mr Cooper Group, Inc.	2.2

Material Fund Change [Text Block]

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.